FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	$ 3,893.3	$ 3,979.9	$ 686.3
Notes Payable	3,695.8	3,848.8	664.1
Fair Value, Inputs, Level 1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	0.0	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	3,740.3	3,826.9	533.3
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	$ 153.0	$ 153.0	$ 153.0